Accounts receivable, net (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Credit Loss [Abstract]
Accounts receivable - third parties	$ 2,188,613	$ 1,685,488
Less: allowance for credit losses	(75,931)	(302,084)	$ (272,029)
Total accounts receivable, net	$ 2,112,682	$ 1,383,404